T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

February 28, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 24.8%
Auto Backed 12.5%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	253	258
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	191	194
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	320	323
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	302	305
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	1,178	1,187
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.648%, 6/15/33 (1)	802	807
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	643	646
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.501%, 9/15/33 (1)	1,609	1,618
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2B, FRN, SOFR30A + 0.55%, 4.208%, 3/19/29 (1)	2,965	2,969
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A3, 4.12%, 5/20/30 (1)	4,300	4,325
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	50	50
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	172	173
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	203	205
ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34 (1)	1,255	1,259
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	555	557
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 4.767%, 12/26/31 (1)	87	88
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25%, 11/17/31	4,845	4,863
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	635	634
CarMax Select Receivables Trust, Series 2025-B, Class A2, 4.19%, 3/15/29	1,650	1,652
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	54	53
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28	58	57
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28	235	229
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	37	36
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	3	3
Carvana Auto Receivables Trust, Series 2021-P3, Class A4, 1.03%, 6/10/27	730	727
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	97	96
Carvana Auto Receivables Trust, Series 2022-P1, Class B, 3.00%, 2/10/28	1,750	1,736
Carvana Auto Receivables Trust, Series 2022-P2, Class B, 5.08%, 4/10/28	220	222
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	1,743	1,750
Carvana Auto Receivables Trust, Series 2023-P1, Class B, 6.21%, 4/10/29 (1)	180	186
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	67	67
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	2,315	2,336
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	80	81
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,665	2,693
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	2,000	2,043
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	1,006
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	208	210
Carvana Auto Receivables Trust, Series 2024-P4, Class A2, 4.62%, 2/10/28	64	64
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	475	478
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	185	185
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,008
Carvana Auto Receivables Trust, Series 2025-P2, Class A2, 4.56%, 8/10/28	503	504

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.55%, 8/12/30	1,180	1,191
Carvana Auto Receivables Trust, Series 2025-P4, Class A2, 4.19%, 3/12/29	4,090	4,098
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	838	845
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	1,179	1,169
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	231	231
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	255	255
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	266
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	710	714
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,009
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	1	1
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	84	84
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	104	105
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	229	231
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	74	74
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	54	54
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	387	388
Enterprise Fleet Financing, Series 2025-2, Class A2, 4.51%, 2/22/28 (1)	977	981
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/28 (1)	7,392	7,387
Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	25	25
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 8/15/28	148	148
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	1,860	1,867
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	505	508
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	537
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	840	847
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	485	487
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28%, 7/15/30	1,635	1,647
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22%, 10/15/30	1,455	1,463
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,405	2,429
Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33 (1)	1,000	996
Ford Credit Auto Owner Trust, Series 2021-2, Class B, 1.91%, 5/15/34 (1)	100	98
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	900	902
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	100
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	637	647
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	590
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	398
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.33%, 9/15/30	760	765
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	750	759
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	4,785	4,846
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	710
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	440	442
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,500	1,508
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	973	990

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	319	323
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	1,781	1,795
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/33 (1)	2,182	2,200
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	94	94
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	166
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	1,022	1,038
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class B, 4.16%, 5/15/30 (1)	1,200	1,207
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	105
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	200	200
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	1,755	1,763
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	134	135
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	89	90
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	268
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	755	770
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	1,963	1,972
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	999	1,013
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.605%, 6/15/32 (1)	1,568	1,597
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	461	465
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	204	206
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	265	266
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	1,105	1,106
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	5	5
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	752	755
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,012
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	331	332
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,200	2,217
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28%, 1/15/29	2,760	2,766
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27%, 1/15/32	850	857
Santander Drive Auto Receivables Trust, Series 2026-1, Class B, 4.07%, 4/15/32	1,865	1,871
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	221
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	155	156
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	227
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	271	272
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	191
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	2,000	2,010
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	81	82
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	282	285
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925%, 12/29/32 (1)	621	627

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284%, 3/25/33 (1)	3,267	3,282
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,767
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	520	522
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	870	878
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06%, 6/20/28 (1)	1,110	1,113
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class B, 4.25%, 12/20/29 (1)	575	580
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	288	291
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 6/15/28 (1)	853	854
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	302	303
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	233	236
Wheels Fleet Lease Funding 1, Series 2025-3A, Class A1, 4.08%, 9/18/40 (1)	1,685	1,692
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29	150	152
		123,010
Collateralized Debt Obligations 7.8%
522 Funding, Series 2019-5A, Class AR2, CLO, FRN, 3M TSFR + 1.02%, 4.68%, 4/15/35 (1)	6,425	6,425
Alinea, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.15%, 4.818%, 7/20/31 (1)	121	121
Bain Capital Credit, Series 2020-2A, Class AR3, CLO, FRN, 3M TSFR + 0.98%, 4.646%, 7/19/34 (1)	4,180	4,175
Bain Capital Credit, Series 2020-5A, Class ARR, CLO, FRN, 3M TSFR + 1.15%, 4.818%, 4/20/34 (1)	7,000	7,006
Bain Capital Credit, Series 2021-4A, Class A1RR, CLO, FRN, 3M TSFR + 1.00%, 4.667%, 10/20/34 (1)	5,000	5,000
Battalion, Series 2016-10A, Class A1R3, CLO, FRN, 3M TSFR + 1.14%, 4.808%, 1/24/35 (1)	5,989	5,991
Battalion IX, Series 2015-9A, Class ARR, CLO, FRN, 3M TSFR + 0.96%, 4.632%, 7/15/31 (1)	1,503	1,503
Battalion XV, Series 2020-15A, Class A1RR, CLO, FRN, 3M TSFR + 0.98%, 4.648%, 1/17/33 (1)	1,796	1,796
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 4.929%, 4/20/31 (1)	32	32
BlueMountain, Series 2016-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.20%, 4.852%, 11/15/30 (1)	66	66
BlueMountain, Series 2018-3A, Class A1R, CLO, FRN, 3M TSFR + 1.19%, 4.858%, 10/25/30 (1)	655	655
Chenango Park, Series 2018-1A, Class A2R, CLO, FRN, 3M TSFR + 1.45%, 5.122%, 4/15/30 (1)	965	964
CIFC Funding, Series 2022-3A, Class AR, FRN, 3M TSFR + 0.95%, 4.62%, 4/21/35 (1)	4,500	4,500
Crown Point 7, Series 2018-7A, Class AR, CLO, FRN, 3M TSFR + 1.23%, 4.898%, 10/20/31 (1)	23	23
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.322%, 10/15/30 (1)	795	797
Dryden 53, Series 2017-53A, Class AR, CLO, FRN, 3M TSFR + 1.00%, 4.672%, 1/15/31 (1)	1,398	1,398
Dryden 80, Series 2019-80A, Class ARR, CLO, FRN, 3M TSFR + 0.95%, 4.618%, 1/17/33 (1)	2,511	2,511

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 4.761%, 7/23/32 (1)	167	167
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 4.72%, 10/20/32 (1)	700	700
KKR 18, Series 18, Class A1R2, CLO, FRN, 3M TSFR + 1.05%, 4.718%, 10/18/35 (1)	2,361	2,365
KKR 40, Series 40A, Class AR, CLO, FRN, 3M TSFR + 1.30%, 4.967%, 10/20/34 (1)	3,735	3,741
KKR 49, Series 49A, Class X, CLO, FRN, 3M TSFR + 1.10%, 4.768%, 10/20/37 (1)	715	715
LCM 39, Series 39A, Class A1R2, FRN, 3M TSFR + 1.04%, 4.704%, 10/15/34 (1)(2)	2,140	2,140
Madison Park Funding L, Series 2021-50A, Class AR, FRN, 3M TSFR + 0.97%, 4.633%, 4/19/34 (1)	5,000	4,995
Madison Park Funding LII, Series 2021-52A, Class AR, FRN, 3M TSFR + 1.10%, 4.769%, 1/22/35 (1)	3,000	2,999
Madison Park Funding XLII, Series 13A, Class AR2, FRN, 3M TSFR + 0.92%, 4.591%, 11/21/30 (1)	1,635	1,637
Marble Point XV, Series 2019-1A, Class A1R2, CLO, FRN, 3M TSFR + 1.04%, 4.711%, 7/23/32 (1)	514	514
Neuberger Berman Loan Advisers, Series 2022-50A, Class AR2, CLO, FRN, 3M TSFR + 1.04%, 4.699%, 7/23/36 (1)	1,615	1,615
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 4.883%, 11/13/31 (1)	2,052	2,056
Octagon Investment Partners XXI, Series 2014-1A, Class AAR4, FRN, 3M TSFR + 0.81%, 4.462%, 2/14/31 (1)	102	102
OZLM XIX, Series 2017-19A, Class A1R3, FRN, 3M TSFR + 1.00%, 4.663%, 1/15/35 (1)	3,265	3,265
OZLM XV, Series 2016-15A, Class A1R3, FRN, 3M TSFR + 1.05%, 4.718%, 4/20/33 (1)	1,939	1,942
OZLM XV, Series 2018-20A, Class A2, FRN, 3M TSFR + 1.91%, 5.579%, 4/20/31 (1)	481	481
Post, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.08%, 4.752%, 10/15/34 (1)	980	980
RAD, Series 2023-21A, Class A1R, CLO, FRN, 3M TSFR + 1.07%, 4.738%, 1/25/37 (1)	245	245
Romark II, Series 2018-2A, Class A1R, CLO, FRN, 3M TSFR + 1.14%, 4.808%, 7/25/31 (1)	115	115
Symphony XVI, Series 2015-16A, Class ARR, CLO, FRN, 3M TSFR + 1.20%, 4.872%, 10/15/31 (1)	191	191
Wellfleet, Series 2021-2A, Class A1R, FRN, 3M TSFR + 1.15%, 4.822%, 7/15/34 (1)	3,360	3,361
		77,289
Equipment Lease Heavy Duty 1.8%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	886
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	302	307
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	901	911
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	23	23
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	3	3
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	585	594
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41%, 3/15/30 (1)	275	278
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	2,291	2,313
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	10	10
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	106
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61%, 2/24/31 (1)	565	570

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Dext ABS, Series 2025-2, Class A2, 4.10%, 4/17/28 (1)	1,265	1,265
Dext ABS, Series 2025-2, Class A3, 4.23%, 4/15/36 (1)	355	356
Dext ABS, Series 2025-2, Class B, 4.66%, 4/15/36 (1)	1,105	1,109
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	22	22
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	213
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27 (1)	1,342	1,348
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	1,021	1,025
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,279	1,287
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	20	20
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	1,071	1,080
SCF Equipment Leasing, Series 2023-1A, Class A3, 6.17%, 5/20/32 (1)	157	158
SCF Equipment Leasing, Series 2023-1A, Class B, 6.37%, 5/20/32 (1)	43	44
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	455	457
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	64	65
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	1,551	1,557
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	455	457
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	1,054	1,060
		17,524
Miscellaneous 0.0%
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	287	290
Other Asset-Backed Securities 2.7%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (1)	143	144
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45%, 10/15/30 (1)	1,900	1,903
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56%, 10/15/30 (1)	1,955	1,958
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	1,695	1,707
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34 (1)	3,150	3,173
Affirm Master Trust, Series 2026-1A, Class A, 4.37%, 2/15/34 (1)	2,430	2,444
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	3,080	3,068
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	45	45
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	440	442
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	262
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,665
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	216	218
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	661	658
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	108	108
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	333
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,163	1,134
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	337	339
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	226	227
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,593	1,613
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	35	34
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	17	16
MVW, Series 2021-2A, Class A, 1.43%, 5/20/39 (1)	109	103
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	37	34

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 4.472%, 4/20/62 (1)	31	31
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	325	326
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	2,420	2,465
SEB Funding, Series 2021-1A, Class A2, 4.969%, 1/30/52 (1)	1,202	1,202
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	164	165
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	239	243
Verizon Master Trust, Series 2024-6, Class B, 4.42%, 8/20/30	970	976
		27,036
Student Loans 0.0%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	10	10
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, FRN, 1M TSFR + 1.16%, 4.824%, 12/15/59 (1)	155	156
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	31	29
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	37	35
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	42	40
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	50	46
		316
Total Asset-Backed Securities (Cost $244,655)		245,465
CORPORATE BONDS 43.3%
Aerospace & Defense 1.2%
Boeing, 2.70%, 2/1/27	1,000	989
Boeing, 2.80%, 3/1/27	3,500	3,458
Boeing, 3.10%, 5/1/26	1,000	998
Booz Allen Hamilton, 3.875%, 9/1/28 (1)	1,000	985
Hexcel, 4.20%, 2/15/27	2,048	2,046
Rolls-Royce, 5.75%, 10/15/27 (1)	3,000	3,070
		11,546
Airlines 0.1%
Delta Air Lines, 4.95%, 7/10/28	565	574
		574
Automotive 3.2%
American Honda Finance, FRN, SOFRINDX + 0.72%, 4.40%, 10/5/26	2,500	2,506
American Honda Finance, FRN, SOFR + 0.87%, 4.535%, 7/9/27	2,200	2,212
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)	1,055	1,061
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	203
Ford Motor Credit, 2.70%, 8/10/26	1,950	1,936
Ford Motor Credit, 4.97%, 4/6/29	705	710
Ford Motor Credit, 5.125%, 11/5/26	550	552

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor Credit, 6.95%, 6/10/26	375	377
General Motors Financial, FRN, SOFR + 1.04%, 4.71%, 2/26/27	726	727
General Motors Financial, 5.00%, 7/15/27	2,500	2,532
General Motors Financial, FRN, SOFRINDX + 1.35%, 5.014%, 5/8/27	1,250	1,258
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,950
Hyundai Capital America, 4.25%, 1/8/29 (1)	775	779
Hyundai Capital America, FRN, SOFR + 1.12%, 4.807%, 6/23/27 (1)	1,500	1,509
Hyundai Capital America, 4.85%, 3/25/27 (1)	605	611
Hyundai Capital America, 6.50%, 1/16/29 (1)	1,000	1,062
LG Energy Solution, 5.375%, 7/2/27	1,700	1,727
Stellantis Finance US, 1.711%, 1/29/27 (1)	1,325	1,294
TML Holdings Pte, 4.35%, 6/9/26	1,720	1,719
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	278
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	376
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1)	3,000	3,027
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	700	714
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1)	1,500	1,541
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	400
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1)	250	262
		31,323
Banking 9.8%
ABN AMRO Bank, 4.80%, 4/18/26 (1)	2,200	2,201
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)	200	202
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29 (2)	3,000	3,000
Banco Santander, FRN, SOFR + 1.38%, 5.081%, 3/14/28	1,200	1,207
Banco Santander, VR, 5.552%, 3/14/28 (3)	200	203
Bank of Montreal, FRN, SOFRINDX + 0.88%, 4.58%, 9/10/27	3,000	3,007
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%, 4.742%, 2/16/28 (1)	3,800	3,828
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	217
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	403
Barclays, VR, 2.279%, 11/24/27 (3)	2,000	1,974
Barclays, VR, 4.219%, 5/24/30 (3)	1,695	1,695
Barclays, VR, 4.837%, 9/10/28 (3)	1,000	1,011
Barclays, 5.20%, 5/12/26	1,650	1,652
Barclays, VR, 5.674%, 3/12/28 (3)	200	203
BNP Paribas, VR, 2.159%, 9/15/29 (1)(3)	1,000	951
BNP Paribas, 4.375%, 5/12/26 (1)	2,000	2,000
BNP Paribas, 4.625%, 3/13/27 (1)	1,000	1,005
BPCE, 3.50%, 10/23/27 (1)	1,000	993
BPCE, 4.625%, 9/12/28 (1)	424	429
CaixaBank, VR, 4.634%, 7/3/29 (1)(3)	3,801	3,847
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	550	558
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (3)	1,390	1,398
Capital One, 3.45%, 7/27/26	481	480
Capital One Financial, 3.75%, 7/28/26	3,175	3,168
Citibank, FRN, SOFR + 0.78%, 4.519%, 5/29/27	2,250	2,263

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,847
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	3,995	4,078
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	1,000	1,004
Deutsche Bank, VR, 7.146%, 7/13/27 (3)	1,000	1,011
Discover Financial Services, 4.10%, 2/9/27	201	201
Emirates NBD Bank PJSC, 4.195%, 1/13/29	3,270	3,279
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	845
HDFC Bank, 5.196%, 2/15/27	1,660	1,675
HDFC Bank, 5.686%, 3/2/26	785	785
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	407
ING Groep, VR, 1.726%, 4/1/27 (3)	1,500	1,497
Lloyds Banking Group, 4.65%, 3/24/26	3,350	3,351
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	780	787
Morgan Stanley, VR, 4.133%, 10/18/29 (3)	3,000	3,004
Morgan Stanley Bank, FRN, SOFR + 0.94%, 4.607%, 7/14/28	1,500	1,507
Nationwide Building Society, 4.00%, 9/14/26 (1)	1,300	1,297
Nationwide Building Society, VR, 6.557%, 10/18/27 (1)(3)	1,460	1,483
PNC Bank, FRN, SOFR + 0.73%, 4.396%, 7/21/28	1,500	1,502
Santander UK Group Holdings, VR, 1.673%, 6/14/27 (3)	1,000	993
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	493
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	470	472
Societe Generale, 4.25%, 8/19/26 (1)	660	660
Societe Generale, FRN, SOFR + 1.10%, 4.779%, 2/19/27 (1)	1,510	1,516
Societe Generale, VR, 5.249%, 5/22/29 (1)(3)	435	444
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,026
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	425	430
Standard Chartered, VR, 4.299%, 1/13/30 (1)(3)	3,740	3,751
Standard Chartered, 4.30%, 2/19/27 (1)	500	500
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	641
Standard Chartered, FRN, SOFR + 1.93%, 5.602%, 7/6/27 (1)	1,288	1,294
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	204
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)(4)	1,900	1,914
State Bank of India/London, 2.49%, 1/26/27	1,530	1,509
State Bank of India/London, 4.875%, 5/5/28	970	984
Toronto-Dominion Bank, FRN, SOFR + 0.91%, 4.649%, 6/2/28	5,000	5,028
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	306
US Bank / Cincinnati, FRN, SOFR + 0.91%, 4.582%, 5/15/28	2,250	2,259
Wells Fargo, VR, 4.182%, 1/23/30 (3)	4,500	4,516
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	438
		96,833
Beverages 0.6%
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.252%, 11/15/26	3,500	3,500
Keurig Dr Pepper, 4.35%, 5/15/28	1,500	1,509
Keurig Dr Pepper, 5.10%, 3/15/27	1,250	1,263
		6,272

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Building & Real Estate 0.1%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,291
		1,291
Cable Operators 0.5%
Charter Communications Operating / Charter Communications Operating Capital, 3.75%, 2/15/28	3,000	2,973
Charter Communications Operating / Charter Communications Operating Capital, 4.20%, 3/15/28	2,000	1,998
Cox Communications, 3.35%, 9/15/26 (1)	350	348
		5,319
Chemicals 0.4%
Celanese US Holdings, 1.40%, 8/5/26	1,452	1,427
EQUATE Petrochemical, 4.25%, 11/3/26	520	519
MEGlobal, 2.625%, 4/28/28	2,259	2,175
		4,121
Consumer Products 0.4%
KT&G, 5.00%, 5/2/28	2,380	2,429
LG Electronics, 5.625%, 4/24/27 (1)	1,760	1,790
		4,219
Drugs 0.2%
Viatris, 2.30%, 6/22/27	1,750	1,706
		1,706
Energy 2.1%
Abu Dhabi National Energy, 4.375%, 6/22/26	660	661
Cheniere Energy, 4.625%, 10/15/28	1,326	1,326
Colorado Interstate Gas / Colorado Interstate Issuing, 4.15%, 8/15/26 (1)	636	636
Continental Resources, 2.268%, 11/15/26 (1)	5,356	5,282
Continental Resources, 4.375%, 1/15/28	1,700	1,702
EQT, 3.125%, 5/15/26 (1)	1,034	1,031
MPLX, 4.125%, 3/1/27	1,000	1,001
Occidental Petroleum, 3.20%, 8/15/26	140	139
ONEOK, 4.85%, 7/15/26	342	342
ONEOK, 5.55%, 11/1/26	1,221	1,232
ONEOK, 5.625%, 1/15/28 (1)	1,383	1,413
SA Global Sukuk, 1.602%, 6/17/26	860	854
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,865	1,884
Targa Resources Partner, 5.00%, 1/15/28	3,701	3,702
		21,205
Entertainment & Leisure 1.0%
Carnival, 4.00%, 8/1/28 (1)	5,000	4,961
Royal Caribbean Cruises, 5.375%, 7/15/27 (1)	3,603	3,630
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	1,750	1,750
		10,341

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exploration & Production 0.0%
Lundin Energy, 2.00%, 7/15/26 (1)	300	297
		297
Financial 1.7%
Ally Financial, VR, 5.737%, 5/15/29 (3)	640	657
Bank Mandiri Persero, 5.50%, 4/4/26	1,360	1,363
Jackson Financial, 5.17%, 6/8/27	818	828
LPL Holdings, 4.625%, 11/15/27 (1)	900	900
LPL Holdings, 4.90%, 4/3/28	780	789
LPL Holdings, 5.70%, 5/20/27	3,680	3,737
OTP Bank Nyrt, VR, 7.50%, 5/25/27 (3)	1,750	1,765
Rocket Mortgage / Rocket Mortgage Co-Issuer, 2.875%, 10/15/26 (1)	3,500	3,458
Stellantis Financial Services US, FRN, SOFR + 1.69%, 5.38%, 9/15/28 (1)	1,600	1,604
Western Union, 1.35%, 3/15/26	2,134	2,132
		17,233
Food Processing 0.2%
Conagra Brands, 4.85%, 11/1/28	1,452	1,472
		1,472
Food/Tobacco 0.8%
BAT Capital, 3.557%, 8/15/27	2,100	2,089
BAT Capital, 4.70%, 4/2/27	3,402	3,425
Imperial Brands Finance, 3.50%, 7/26/26 (1)	238	237
Philip Morris International, FRN, SOFR + 0.66%, 4.328%, 10/27/28	2,000	2,001
		7,752
Gaming 0.3%
Gohl Capital, 4.25%, 1/24/27	2,535	2,526
		2,526
Gas & Gas Transmission 0.4%
National Fuel Gas, 3.95%, 9/15/27	1,000	998
National Fuel Gas, 5.50%, 10/1/26	2,708	2,729
		3,727
Health Care 3.8%
Baxter International, 1.915%, 2/1/27	2,588	2,537
Cencora, 3.95%, 2/13/29	1,150	1,150
Centene, 4.25%, 12/15/27	2,612	2,596
HCA, 4.50%, 2/15/27	4,350	4,357
HCA, 5.375%, 9/1/26	750	751
Highmark, 1.45%, 5/10/26 (1)	701	697
Icon Investments Six DAC, 5.809%, 5/8/27	2,258	2,279
IQVIA, 6.25%, 2/1/29	5,000	5,255
Medline Borrower, 3.875%, 4/1/29 (1)	4,500	4,426
Medline Borrower, 6.25%, 4/1/29 (1)	3,037	3,134

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PRA Health Sciences, 2.875%, 7/15/26 (1)	2,250	2,232
Solventum, 5.45%, 2/25/27	3,563	3,611
Utah Acquisition Sub, 3.95%, 6/15/26	4,854	4,846
		37,871
Home Builders 0.3%
Amrize Finance US, 3.50%, 9/22/26	1,500	1,492
Amrize Finance US, 4.60%, 4/7/27	1,550	1,561
		3,053
Industrial - Other 0.4%
AGCO, 5.45%, 3/21/27	3,974	4,021
		4,021
Information Technology 2.1%
Amphenol, FRN, SOFR + 0.53%, 4.202%, 11/15/27	5,500	5,500
Fiserv, 5.15%, 3/15/27	2,950	2,978
Fiserv, 5.375%, 8/21/28	3,750	3,844
Intel, 2.60%, 5/19/26	349	348
Leidos, 4.10%, 3/15/29 (2)	980	982
Marvell Technology, 1.65%, 4/15/26	2,500	2,493
NXP / NXP Funding / NXP USA, 3.15%, 5/1/27	375	372
NXP / NXP Funding / NXP USA, 3.875%, 6/18/26	2,000	1,999
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	805	810
SK Hynix, 4.25%, 9/11/28 (1)	1,750	1,764
		21,090
Insurance 1.3%
Athene Global Funding, 4.95%, 1/7/27 (1)(4)	750	755
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	372
Brown & Brown, 4.70%, 6/23/28	275	278
Corebridge Financial, 3.65%, 4/5/27	2,947	2,932
Equitable America Global Funding, 4.30%, 12/15/28 (1)	570	573
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.40%, 9/15/27 (1)	1,170	1,171
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	554
Marsh & McLennan, FRN, SOFRINDX + 0.70%, 4.364%, 11/8/27	4,832	4,847
Voya Financial, 3.65%, 6/15/26	900	899
		12,381
Investment Dealers 0.2%
Bank of America, 6.22%, 9/15/26	2,097	2,120
		2,120
Manufacturing 1.0%
CNH Industrial Capital, 1.45%, 7/15/26	1,108	1,096
CNH Industrial Capital, 4.75%, 3/21/28	4,000	4,054
Fortive, 3.15%, 6/15/26	450	449
Regal Rexnord, 6.05%, 4/15/28	3,850	3,992
		9,591

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Media & Communications 0.0%
Prosus, 3.257%, 1/19/27	409	405
		405
Metals & Mining 1.5%
ABJA Investment, 5.45%, 1/24/28	1,730	1,767
Anglo American Capital, 4.00%, 9/11/27 (1)	4,000	3,988
ArcelorMittal, 4.55%, 3/11/26	627	627
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,760	1,750
Freeport Indonesia PT, 4.763%, 4/14/27	1,700	1,709
Freeport-McMoRan, 4.125%, 3/1/28	1,131	1,130
Freeport-McMoRan, 4.375%, 8/1/28	707	708
Freeport-McMoRan, 5.00%, 9/1/27	1,544	1,546
Freeport-McMoRan, 5.25%, 9/1/29	1,864	1,892
		15,117
Oil Field Services 0.2%
Thaioil Treasury Center, 4.625%, 11/20/28	1,920	1,932
		1,932
Other Telecommunications 0.5%
Axiata SPV2, 4.357%, 3/24/26	1,200	1,200
KT, 4.375%, 1/3/29 (1)	2,460	2,487
NTT Finance, FRN, SOFR + 1.08%, 4.743%, 7/16/28 (1)	1,165	1,176
		4,863
Petroleum 0.1%
Tengizchevroil Finance International, 4.00%, 8/15/26	870	868
		868
Pharmaceuticals 1.0%
Bayer US Finance, 6.125%, 11/21/26 (1)	860	870
Bayer US Finance II, 4.375%, 12/15/28 (1)	7,500	7,527
EMD Finance, 4.125%, 8/15/28 (1)	1,455	1,462
		9,859
Real Estate Investment Trust Securities 1.7%
American Homes 4 Rent, 4.25%, 2/15/28	4,500	4,509
Brixmor Operating Partnership, 3.90%, 3/15/27	2,525	2,522
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,099
CubeSmart, 3.125%, 9/1/26	154	153
DOC DR, 3.95%, 1/15/28	1,000	999
Essex Portfolio, 3.375%, 4/15/26	950	949
Healthcare Realty Holdings, 3.50%, 8/1/26	4,295	4,276
Healthpeak OP, 1.35%, 2/1/27	585	572
Healthpeak OP, 3.25%, 7/15/26	1,500	1,495
		16,574

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Retail 0.4%
CVS Health, 1.30%, 8/21/27	400	385
CVS Health, 2.875%, 6/1/26	1,480	1,476
CVS Health, 3.625%, 4/1/27	2,000	1,994
Ross Stores, 0.875%, 4/15/26	500	498
		4,353
Services 1.5%
Fidelity National Information Services, 3.75%, 5/21/29	1,339	1,320
Fidelity National Information Services, 4.70%, 7/15/27	1,900	1,908
Gartner, 4.50%, 7/1/28 (1)	4,765	4,696
Global Payments, 4.50%, 11/15/28	4,000	4,014
MSCI, 4.00%, 11/15/29 (1)	2,500	2,454
		14,392
Supermarkets 0.2%
Cencosud, 4.375%, 7/17/27 (1)	1,720	1,723
		1,723
Transportation 0.4%
GATX, 5.40%, 3/15/27	250	253
Penske Truck Leasing / PTL Finance, 3.40%, 11/15/26 (1)	3,062	3,048
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	566
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		3,928
Transportation (Excluding Railroads) 0.2%
DP World Crescent, 4.848%, 9/26/28	2,000	2,018
		2,018
Utilities 1.7%
Ameren, 1.75%, 3/15/28	1,129	1,080
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	957
FirstEnergy, 3.90%, 7/15/27	1,104	1,107
Pacific Gas & Electric, 3.30%, 3/15/27	567	563
Pacific Gas & Electric, 3.30%, 12/1/27	2,003	1,978
Pacific Gas & Electric, 5.45%, 6/15/27	2,798	2,843
Sempra, 3.25%, 6/15/27	1,000	991
Southern California Edison, 4.70%, 6/1/27	3,000	3,023
Southern California Edison, 4.875%, 2/1/27	1,500	1,510
Southern California Edison, 4.90%, 6/1/26	550	550
Southern California Edison, 5.15%, 6/1/29	1,795	1,846
		16,448
Wireless Communications 1.8%
American Tower, 3.125%, 1/15/27	2,150	2,132
American Tower, 3.65%, 3/15/27	1,500	1,495
Crown Castle, 1.05%, 7/15/26	1,265	1,251

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Crown Castle, 3.80%, 2/15/28	650	647
Crown Castle, 4.00%, 3/1/27	773	773
Crown Castle, 5.00%, 1/11/28	1,190	1,210
Crown Castle International, 2.90%, 3/15/27	750	742
Crown Castle Towers, 4.241%, 7/15/48 (1)	2,000	2,005
Rogers Communications, 3.20%, 3/15/27	4,000	3,970
Rogers Communications, 5.00%, 2/15/29	575	588
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	639
SBA Tower Trust, 1.84%, 4/15/27 (1)	2,670	2,603
		18,055
Total Corporate Bonds (Cost $426,920)		428,419
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.9%
Foreign Govt & Muni (Excl Canadian) 0.9%
Japan Treasury Discount Bills, 0.73%, 5/7/26 (JPY)	685,500	4,384
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,377
Saudi Government International Bonds, 4.125%, 1/12/29 (1)	3,250	3,253
		9,014
Total Foreign Government Obligations & Municipalities (Cost $8,994)		9,014
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.2%
Commercial Mortgage-Backed Securities 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, ARM, 4.091%, 8/10/38 (1)	925	914
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 4.522%, 11/15/36 (1)	1,209	1,209
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.36%, 12/15/44 (1)	3,775	3,778
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A4, ARM, 3.21%, 11/15/49	46	46
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.563%, 11/25/49 (1)	225	223
FREMF Mortgage Trust, Series 2017-K65, Class B, ARM, 4.084%, 7/25/50 (1)	1,325	1,321
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1)	8,925	8,854
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, ARM, 2.854%, 9/6/38 (1)	788	780
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.051%, 5/15/39 (1)	600	600
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.251%, 6/15/39 (1)	300	300
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	650	647
		18,672
Whole Loans Backed 7.3%
AMSR Trust, Series 2021-SFR2, Class A, 1.527%, 8/17/38 (1)	315	310
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,964	1,932
AMSR Trust, Series 2021-SFR4, Class B, 2.417%, 12/17/38 (1)	4,000	3,939
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	14	14
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	85	75

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 3.881%, 12/25/66 (1)	76	74
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	587	590
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	43	41
COLT Mortgage Loan Trust, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	60	53
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,114	1,126
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.517%, 12/25/41 (1)	0	0
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.90%, 5.568%, 4/25/42 (1)	13	13
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 5.568%, 6/25/43 (1)	24	24
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.767%, 2/25/44 (1)	125	125
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.817%, 3/25/44 (1)	227	227
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.667%, 7/25/44 (1)	3	3
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.117%, 3/25/45 (1)	244	246
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.667%, 5/25/45 (1)	876	877
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.617%, 9/25/45 (1)	847	849
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM, 4.934%, 9/25/70 (1)	2,754	2,760
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	107	107
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	784	786
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,359	1,372
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.868%, 10/25/70 (1)	1,468	1,469
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	1,514	1,522
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	1,567	1,576
Fannie Mae Connecticut Avenue Securities, Series 2026-R01, Class 2A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.517%, 1/25/46 (1)	5,286	5,283
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, CMO, ARM, FRN, SOFR30A + 2.10%, 5.768%, 9/25/41 (1)	4,000	4,025
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 4.967%, 2/25/42 (1)	42	42
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 6.618%, 6/25/42 (1)	83	84
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.518%, 11/25/43 (1)	99	100
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.917%, 5/25/44 (1)	2,264	2,276
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.717%, 10/25/44 (1)	247	248
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.917%, 3/25/44 (1)	383	385
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.617%, 1/25/45 (1)	242	242

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.767%, 5/25/45 (1)	663	664
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.617%, 9/25/45 (1)	877	879
Freddie Mac STACR REMIC Trust, Series 2025-DNA4, Class A1, CMO, ARM, FRN, SOFR30A + 0.90%, 4.567%, 10/25/45 (1)	2,231	2,233
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.817%, 2/25/45 (1)	1,044	1,044
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,467	1,476
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	866	870
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,599	1,610
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	923	929
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1B, CMO, ARM, 5.195%, 10/25/65 (1)	466	469
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	226	221
MFA Trust, Series 2020-NQM2, Class A3, CMO, ARM, 1.947%, 4/25/65 (1)	49	48
MFA Trust, Series 2020-NQM3, Class A1, CMO, ARM, 1.014%, 1/26/65 (1)	193	185
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	64	61
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	851	855
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	959	968
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	215	217
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	3,269	3,292
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, FRN, 1M TSFR + 1.21%, 4.888%, 10/25/59 (1)	202	202
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	123	113
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	689	688
OBX Trust, Series 2025-NQM13, Class A1, CMO, ARM, 5.441%, 5/25/65 (1)	1,210	1,223
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	260	262
OBX Trust, Series 2025-NQM14, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.867%, 7/25/65 (1)	1,428	1,429
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,627	1,640
Progress Residential Trust, Series 2021-SFR3, Class D, 2.288%, 5/17/26 (1)	660	656
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524%, 7/17/38 (1)	1,107	1,097
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	435	428
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	2,880	2,837
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, CMO, ARM, 4.10%, 7/25/57 (1)	4,325	4,319
Structured Agency Credit Risk, Series 2026-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.508%, 2/25/46 (1)	2,845	2,844
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.658%, 2/25/46 (1)	1,685	1,685
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO, ARM, 3.25%, 3/25/58 (1)	169	168
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.288%, 10/25/59 (1)	1,000	1,002
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	63	58
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	74	64
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	37	36

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	673	672
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	118	119
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	486	491
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	376	378
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	322	326
Verus Securitization Trust, Series 2025-7, Class A1B, CMO, ARM, 5.129%, 8/25/70 (1)	600	603
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	28	27
		72,183
Total Non-U.S. Government Mortgage-Backed Securities (Cost $90,557)		90,855
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 1.5%
U.S. Government Agency Obligations 1.5%
Federal Home Loan Mortgage
6.50%, 1/1/55	609	635
6.00%, 10/1/54 - 8/1/55	6,561	6,779
Federal National Mortgage Assn.
5.50%, 7/1/53	6,285	6,414
6.00%, 10/1/54	1,075	1,103
		14,931
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $14,817)		14,931
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.3%
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills, 3.564%, 5/12/26	4,185	4,155
U.S. Treasury Bills, 3.808%, 3/17/26 (5)	11,000	10,983
U.S. Treasury Notes, 3.375%, 11/30/27	3,695	3,693
U.S. Treasury Notes, 3.50%, 10/31/27	7,500	7,509
U.S. Treasury Notes, 4.125%, 1/31/27 (5)	1,640	1,648
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,891
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,634
U.S. Treasury Notes, 4.375%, 7/31/26	525	527
		32,040
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $31,979)		32,040
SHORT-TERM INVESTMENTS 17.0%
Commercial Paper 17.0%
4(2) 17.0% (6)
Bacardi-Martini, 4.046%, 3/12/26	6,000	5,991
Bacardi-Martini, 4.122%, 3/24/26	2,600	2,592
Brunswick, 4.153%, 3/5/26	9,500	9,493
Canadian Natural Resources, 3.848%, 3/12/26	9,000	8,987

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Conagra Brands, 3.901%, 3/2/26	3,000	2,999
Conagra Brands, 3.906%, 3/11/26	8,000	7,990
Crown Castle, 4.101%, 3/19/26	3,200	3,193
Energy Transfer, 3.791%, 3/2/26	12,300	12,296
Global Payments, 4.117%, 3/6/26	9,500	9,493
Harley-Davidson Financial Services, 4.142%, 3/4/26	5,500	5,497
Harley-Davidson Financial Services, 4.214%, 3/17/26	3,100	3,094
Harley-Davidson Financial Services, 4.235%, 5/28/26	1,100	1,088
HCA, 4.071%, 3/2/26	3,400	3,399
HCA, 4.192%, 3/27/26	826	823
HCA, 4.237%, 5/12/26	3,900	3,866
Humana, 3.908%, 3/16/26	8,000	7,986
International Flavors & Fragrances, 4.053%, 3/2/26	2,500	2,499
International Flavors & Fragrances, 4.105%, 3/10/26	7,000	6,992
ONEOK, 3.86%, 3/9/26	6,000	5,994
Ovintiv, 4.259%, 3/20/26	10,700	10,674
Plains All American Pipeline, 3.826%, 3/9/26	8,500	8,491
Quanta Services, 3.822%, 3/2/26	8,000	7,997
RELX, 3.751%, 3/2/26	800	800
Rogers Communications, 3.994%, 4/2/26	3,600	3,587
Rogers Communications, 4.016%, 3/12/26	300	300
Rogers Communications, 4.016%, 5/14/26	1,750	1,736
Sempra, 3.851%, 3/9/26	8,300	8,291
Southern California Edison, 4.221%, 3/6/26	3,600	3,597
Southern California Edison, 4.271%, 3/23/26	500	499
Stanley Black & Decker, 3.861%, 3/12/26	9,300	9,287
Stanley Black & Decker, 3.958%, 3/16/26	500	499
Targa Resources, 3.801%, 3/2/26	6,000	5,998
Targa Resources, 3.856%, 3/3/26	2,000	1,999
		168,027
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.73% (7)(8)	2	2
Total Short-Term Investments (Cost $168,063)		168,029
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (7)(8)	892	892
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		892
Total Securities Lending Collateral (Cost $892)		892

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Put, 5/22/26 @ $103.50 (9)	657	137,493	10
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank PLC	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index, 12/20/30), Pay 1.00% Quarterly, Receive upon credit default, 4/15/26 @ 0.55% *(9)	1	50,000	114
Total Options Purchased (Cost $114)				124

Total Investments in Securities 100.1% of Net Assets (Cost $986,991)	$989,769
Other Assets Less Liabilities (0.1%)	(576)
Net Assets 100.0%	$989,193

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $426,926 and represents 43.2% of net assets.
(2)	When-issued security.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	All or a portion of this security is on loan at February 28, 2026.
(5)	At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $168,027 and represents 17.0% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank PLC	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index, 12/20/30), Receive 1.00% Quarterly, Pay upon credit default, 4/15/26 @ 0.80% *	1	50,000	(27)
Total OTC Options Written (Premiums $(17))				(27)
Total Options Written (Premiums $(17))				(27)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/7/26	USD	4,443	JPY	685,500	$28
Net unrealized gain (loss) on open forward currency exchange contracts						$28

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 53 Three Month SOFR Futures contracts	03/26	12,763	$(2)
Short, 1 U.S. Treasury Long Bonds contracts	06/26	(117)	(1)
Short, 12 U.S. Treasury Notes ten year contracts	06/26	(1,360)	(6)
Short, 9 Ultra U.S. Treasury Notes ten year contracts	06/26	(1,045)	(5)
Short, 227 U.S. Treasury Notes five year contracts	06/26	(24,929)	(73)
Short, 256 U.S. Treasury Notes two year contracts	06/26	(53,514)	(60)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(147)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$8++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$8+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 2/28/26
T. Rowe Price Government Reserve Fund	$1,101	¤	¤	$2
T. Rowe Price Treasury Reserve Fund	—	¤	¤	892
	Total			$894^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $8 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $894.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$820,724	$—	$820,724
Short-Term Investments	2	168,027	—	168,029
Securities Lending Collateral	892	—	—	892
Options Purchased	10	114	—	124
Total	904	988,865	—	989,769
Forward Currency Exchange Contracts	—	28	—	28
Total	$904	$988,893	$—	$989,797
Liabilities
Options Written	$—	$27	$—	$27
Futures Contracts*	147	—	—	147
Total	$147	$27	$—	$174

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF990-054Q3
02/26